Accrued Expenses - Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Compensation and related benefits	$ 19,591	$ 21,413	$ 21,700
Gift cards	4,103	5,654	6,090
Contracting, consulting and professional fees	3,111	3,254	4,494
Taxes	6,810	4,954	3,425
Marketing	5,131	4,115	3,197
Foreign exchange-forward contracts	683	99	979
Traveler guarantee	1,246	1,790	956	$ 566
Other	9,771	8,976	13,784
Total	$ 50,446	$ 50,255	$ 54,625